Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial Fixed $100			Company
			Summary	Average	Investment Based On:			Selected
	Summary		Compensation	"Compensation		Peer Group		Measure:
	Compensation	"Compensation	Table Total for	Actually Paid" to	Total	Total		Relative
	Table Total for	Actually" Paid	Non-PEO	Non-PEO	Shareholder	Shareholder	Net	FAD
Year	PEO	to PEO (1)	NEOs (2)	NEOs (1)(2)	Return (3)	Return (3)	Income (4)	per Share (5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	13,551,267	41,819,500	4,795,299	14,943,811	136	115	417,804	2.73
2023	12,148,773	22,492,482	4,625,981	7,848,240	102	98	248,796	2.62
2022	11,001,108	21,789,017	4,211,903	7,525,681	85	85	438,841	2.77
2021	10,374,954	(5,361,058)	3,981,576	(2,175,687)	82	105	428,302	3.14
2020	10,453,238	9,435,746	4,104,077	3,190,857	93	90	163,545	3.06

(1)	The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to our PEO and the average of our Non-PEO NEOs for each year, in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect actual compensation earned or paid during the respective year. In accordance with Item 402(v) of Regulation S-K, adjustments were made to total compensation for each year to determine the CAP, as provided in the “Adjustments to Pay Versus Performance Table” provided below.
(2)	The dollar amounts reported in columns (d) and (e) include compensation for all Non-PEO NEOs disclosed in the Summary Compensation Table. Steven Insoft, who was one of the Company’s NEOs in 2020, 2021 and 2022 and whose employment terminated effective January 1, 2022, is included with the Non-PEO NEO disclosures for 2020 and 2021 and excluded from the disclosures for 2022, 2023 and 2024.
(3)	Represents the cumulative Absolute TSR of the Company and the FTSE NAREIT Equity Health Care Index for the year ended December 31, 2020, for the two years ended December 31, 2021, the three years ended December 31, 2022, the four years ended December 31, 2023 and the five years ended December 31, 2024, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.
(4)	Net income as reported on the Company’s audited financial statements for the respective year.
(5)	Funds Available for Distribution per dilutive share, or FAD, is a non-GAAP financial measure. See “Compensation Discussion and Analysis – Our Compensation Decisions and Results for 2024 – 2024 Annual Cash Incentive Performance Goals and Results” for definition of FAD.

Adjustments to Pay Versus Performance Table

	2024	2023	2022	2021	2020
Adjustments to Determine Compensation "Actually Paid" for PEO	PEO ($)	PEO ($)	PEO ($)	PEO ($)	PEO ($)
Subtract values reported in the Stock Awards and Option Awards columns of the Summary Comp Table	(10,815,000)	(9,972,490)	(9,151,997)	(8,635,010)	(8,117,974)
For any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the fiscal year, add the year end fair value	17,642,495	11,620,884	11,600,647	4,587,972	8,511,118
For any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year	18,254,827	7,762,727	6,487,397	(6,760,444)	(531,938)
For awards that are granted and vest in the same covered fiscal year, add the fair values as of the vesting date	N/A	N/A	N/A	N/A	N/A
For awards granted in prior years that vest in the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal period	1,487,323	549,498	(63,322)	(1,350,094)	(2,932,005)
For awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the covered fiscal year, subtract the fair value at the end of the prior fiscal period	N/A	(1,096,197)	(357,799)	(6,120,944)	N/A
For any dividends or other earnings paid on stock or option awards in the covered fiscal year before the vesting date, add such amount if it is not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year	1,698,587	1,479,287	2,272,983	2,542,508	2,053,307
Total Adjustments	28,268,232	10,343,709	10,787,909	(15,736,012)	(1,017,492)

	2024	2023	2022	2021	2020
Adjustments to Determine Compensation "Actually Paid" for Non-PEO NEOs	Non-PEOs ($)	Non-PEOs ($)	Non-PEOs ($)	Non-PEOs ($)	Non-PEOs ($)
Subtract values reported in the Stock Awards and Option Awards columns of the Summary Comp Table	(3,513,750)	(3,597,159)	(3,299,995)	(3,093,451)	(2,903,425)
For any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the fiscal year, add the year end fair value	6,165,218	4,191,748	4,181,558	1,438,894	2,927,743
For any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year	6,355,014	2,294,800	2,320,818	(2,296,404)	(178,264)
For awards that are granted and vest in the same covered fiscal year, add the fair values as of the vesting date	N/A	N/A	N/A	N/A	N/A
For awards granted in prior years that vest in the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal period	533,518	196,507	(22,578)	(498,646)	(1,099,545)
For awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the covered fiscal year, subtract the fair value at the end of the prior fiscal period	N/A	(392,706)	(127,970)	(2,133,004)	N/A
For any dividends or other earnings paid on stock or option awards in the covered fiscal year before the vesting date, add such amount if it is not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year	608,511	529,069	261,945	425,348	340,271
Total Adjustments	10,148,511	3,222,259	3,313,778	(6,157,263)	(913,220)

Company Selected Measure Name	Relative FAD per Share
Named Executive Officers, Footnote
(2)	The dollar amounts reported in columns (d) and (e) include compensation for all Non-PEO NEOs disclosed in the Summary Compensation Table. Steven Insoft, who was one of the Company’s NEOs in 2020, 2021 and 2022 and whose employment terminated effective January 1, 2022, is included with the Non-PEO NEO disclosures for 2020 and 2021 and excluded from the disclosures for 2022, 2023 and 2024.

Peer Group Issuers, Footnote
(3)	Represents the cumulative Absolute TSR of the Company and the FTSE NAREIT Equity Health Care Index for the year ended December 31, 2020, for the two years ended December 31, 2021, the three years ended December 31, 2022, the four years ended December 31, 2023 and the five years ended December 31, 2024, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

PEO Total Compensation Amount	$ 13,551,267	$ 12,148,773	$ 11,001,108	$ 10,374,954	$ 10,453,238
PEO Actually Paid Compensation Amount	$ 41,819,500	22,492,482	21,789,017	(5,361,058)	9,435,746
Adjustment To PEO Compensation, Footnote

Adjustments to Pay Versus Performance Table

	2024	2023	2022	2021	2020
Adjustments to Determine Compensation "Actually Paid" for PEO	PEO ($)	PEO ($)	PEO ($)	PEO ($)	PEO ($)
Subtract values reported in the Stock Awards and Option Awards columns of the Summary Comp Table	(10,815,000)	(9,972,490)	(9,151,997)	(8,635,010)	(8,117,974)
For any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the fiscal year, add the year end fair value	17,642,495	11,620,884	11,600,647	4,587,972	8,511,118
For any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year	18,254,827	7,762,727	6,487,397	(6,760,444)	(531,938)
For awards that are granted and vest in the same covered fiscal year, add the fair values as of the vesting date	N/A	N/A	N/A	N/A	N/A
For awards granted in prior years that vest in the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal period	1,487,323	549,498	(63,322)	(1,350,094)	(2,932,005)
For awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the covered fiscal year, subtract the fair value at the end of the prior fiscal period	N/A	(1,096,197)	(357,799)	(6,120,944)	N/A
For any dividends or other earnings paid on stock or option awards in the covered fiscal year before the vesting date, add such amount if it is not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year	1,698,587	1,479,287	2,272,983	2,542,508	2,053,307
Total Adjustments	28,268,232	10,343,709	10,787,909	(15,736,012)	(1,017,492)

	2024	2023	2022	2021	2020
Adjustments to Determine Compensation "Actually Paid" for Non-PEO NEOs	Non-PEOs ($)	Non-PEOs ($)	Non-PEOs ($)	Non-PEOs ($)	Non-PEOs ($)
Subtract values reported in the Stock Awards and Option Awards columns of the Summary Comp Table	(3,513,750)	(3,597,159)	(3,299,995)	(3,093,451)	(2,903,425)
For any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the fiscal year, add the year end fair value	6,165,218	4,191,748	4,181,558	1,438,894	2,927,743
For any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year	6,355,014	2,294,800	2,320,818	(2,296,404)	(178,264)
For awards that are granted and vest in the same covered fiscal year, add the fair values as of the vesting date	N/A	N/A	N/A	N/A	N/A
For awards granted in prior years that vest in the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal period	533,518	196,507	(22,578)	(498,646)	(1,099,545)
For awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the covered fiscal year, subtract the fair value at the end of the prior fiscal period	N/A	(392,706)	(127,970)	(2,133,004)	N/A
For any dividends or other earnings paid on stock or option awards in the covered fiscal year before the vesting date, add such amount if it is not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year	608,511	529,069	261,945	425,348	340,271
Total Adjustments	10,148,511	3,222,259	3,313,778	(6,157,263)	(913,220)

Non-PEO NEO Average Total Compensation Amount	$ 4,795,299	4,625,981	4,211,903	3,981,576	4,104,077
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,943,811	7,848,240	7,525,681	(2,175,687)	3,190,857
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Pay Versus Performance Table

	2024	2023	2022	2021	2020
Adjustments to Determine Compensation "Actually Paid" for PEO	PEO ($)	PEO ($)	PEO ($)	PEO ($)	PEO ($)
Subtract values reported in the Stock Awards and Option Awards columns of the Summary Comp Table	(10,815,000)	(9,972,490)	(9,151,997)	(8,635,010)	(8,117,974)
For any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the fiscal year, add the year end fair value	17,642,495	11,620,884	11,600,647	4,587,972	8,511,118
For any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year	18,254,827	7,762,727	6,487,397	(6,760,444)	(531,938)
For awards that are granted and vest in the same covered fiscal year, add the fair values as of the vesting date	N/A	N/A	N/A	N/A	N/A
For awards granted in prior years that vest in the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal period	1,487,323	549,498	(63,322)	(1,350,094)	(2,932,005)
For awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the covered fiscal year, subtract the fair value at the end of the prior fiscal period	N/A	(1,096,197)	(357,799)	(6,120,944)	N/A
For any dividends or other earnings paid on stock or option awards in the covered fiscal year before the vesting date, add such amount if it is not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year	1,698,587	1,479,287	2,272,983	2,542,508	2,053,307
Total Adjustments	28,268,232	10,343,709	10,787,909	(15,736,012)	(1,017,492)

	2024	2023	2022	2021	2020
Adjustments to Determine Compensation "Actually Paid" for Non-PEO NEOs	Non-PEOs ($)	Non-PEOs ($)	Non-PEOs ($)	Non-PEOs ($)	Non-PEOs ($)
Subtract values reported in the Stock Awards and Option Awards columns of the Summary Comp Table	(3,513,750)	(3,597,159)	(3,299,995)	(3,093,451)	(2,903,425)
For any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the fiscal year, add the year end fair value	6,165,218	4,191,748	4,181,558	1,438,894	2,927,743
For any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year	6,355,014	2,294,800	2,320,818	(2,296,404)	(178,264)
For awards that are granted and vest in the same covered fiscal year, add the fair values as of the vesting date	N/A	N/A	N/A	N/A	N/A
For awards granted in prior years that vest in the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal period	533,518	196,507	(22,578)	(498,646)	(1,099,545)
For awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the covered fiscal year, subtract the fair value at the end of the prior fiscal period	N/A	(392,706)	(127,970)	(2,133,004)	N/A
For any dividends or other earnings paid on stock or option awards in the covered fiscal year before the vesting date, add such amount if it is not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year	608,511	529,069	261,945	425,348	340,271
Total Adjustments	10,148,511	3,222,259	3,313,778	(6,157,263)	(913,220)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

FAD per share		Absolute TSR
Tenant Quality
Leverage		Relative TSR

Total Shareholder Return Amount	$ 136	102	85	82	93
Peer Group Total Shareholder Return Amount	115	98	85	105	90
Net Income (Loss)	$ 417,804	$ 248,796	$ 438,841	$ 428,302	$ 163,545
Company Selected Measure Amount | item	2.73	2.62	2.77	3.14	3.06
PEO Name	C. Taylor Pickett
Measure:: 1
Pay vs Performance Disclosure
Name	FAD per share
Measure:: 2
Pay vs Performance Disclosure
Name	Leverage
Measure:: 3
Pay vs Performance Disclosure
Name	Tenant Quality
Measure:: 4
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Non-GAAP Measure Description	Funds Available for Distribution per dilutive share, or FAD, is a non-GAAP financial measure. See “Compensation Discussion and Analysis – Our Compensation Decisions and Results for 2024 – 2024 Annual Cash Incentive Performance Goals and Results” for definition of FAD.
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 28,268,232	$ 10,343,709	$ 10,787,909	$ (15,736,012)	$ (1,017,492)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,815,000)	(9,972,490)	(9,151,997)	(8,635,010)	(8,117,974)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,642,495	11,620,884	11,600,647	4,587,972	8,511,118
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,254,827	7,762,727	6,487,397	(6,760,444)	(531,938)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,487,323	549,498	(63,322)	(1,350,094)	(2,932,005)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,096,197)	(357,799)	(6,120,944)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,698,587	1,479,287	2,272,983	2,542,508	2,053,307
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,148,511	3,222,259	3,313,778	(6,157,263)	(913,220)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,513,750)	(3,597,159)	(3,299,995)	(3,093,451)	(2,903,425)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,165,218	4,191,748	4,181,558	1,438,894	2,927,743
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,355,014	2,294,800	2,320,818	(2,296,404)	(178,264)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	533,518	196,507	(22,578)	(498,646)	(1,099,545)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(392,706)	(127,970)	(2,133,004)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 608,511	$ 529,069	$ 261,945	$ 425,348	$ 340,271